PROPERTY AND EQUIPMENT, NET (Details) ¥ in Thousands, $ in Thousands	5 Months Ended	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
PROPERTY AND EQUIPMENT, NET
Total property and equipment			¥ 7,463		¥ 11,744
Accumulated depreciation			(1,469)		(4,875)
Property and equipment, net			5,994	$ 999	6,869
Depreciation expense	¥ 192	¥ 3,406	1,277
Electronic equipment
PROPERTY AND EQUIPMENT, NET
Total property and equipment			2,888		5,320
Furniture and office equipment
PROPERTY AND EQUIPMENT, NET
Total property and equipment			1,587		4,391
Leasehold improvements
PROPERTY AND EQUIPMENT, NET
Total property and equipment			¥ 2,988		¥ 2,033